Investment in Joint Venture (Details 1) - CAD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Non-current assets		$ 140,895,546		$ 143,179,751
Current assets		15,725,108		63,782,943
Total assets		156,620,654		206,962,694
Current liabilities		25,686,989		36,170,486
Total liabilities		53,453,691		36,464,372
Cash and cash equivalents		2,525,218		36,042,090		$ 44,523,145	$ 3,217,205
Sales		22,337,636		2,110,403		937,654
Cost of Sales		20,900,434		3,575,132		637,751
Change in fair value of biological asset		(3,703,195)		(2,818,442)		(163,754)
Impairment loss on inventory		6,709,709
Gross margin		(14,469,220)		(3,099,225)		(372,963)
Income (loss) from operations		(51,011,725)		(37,344,256)		(9,097,431)
Income (loss) before taxes		113,005,412		31,007,019		8,841,824
Provision for income taxes (recovery)		(1,098,886)		(23,611)
Net income (loss)		(111,906,526)		(30,983,408)		(8,841,824)
Pure Sunfarms [Member]
Disclosure of joint ventures [line items]
Non-current assets		141,117,098		67,263,020		23,144,466
Current assets		82,340,311	[1]	20,414,439	[1]	3,381,496
Total assets		223,457,409		87,677,459		26,525,962
Non-current liabilities		26,558,444		2,688,273
Current liabilities		60,115,463		39,465,718		1,171,118
Total liabilities		86,673,907		42,153,991		1,171,118
Cash and cash equivalents		9,555,204		2,361,948		2,906,910
Sales		82,809,620		4,916,607
Cost of Sales		20,020,954	[2]	1,542,231	[2]
Gross margin before fair value changes		62,788,666		3,374,376
Change in fair value of biological asset		(16,850,240)		(8,785,053)
Impairment loss on inventory		2,131,913
Gross margin		77,506,993		12,159,429
Selling, general and administrative expenses		10,444,812		3,385,500		880,247
Income (loss) from operations		67,062,181		8,773,929		(880,247)
Other loss		(1,337,166)		(307,402)		(3,529)
Income (loss) before taxes		65,725,015		8,466,527		(883,776)
Provision for income taxes (recovery)		18,524,980		2,297,903		(238,620)
Net income (loss)		47,200,035		6,168,624		(645,156)
Elimination of transactions with the Company		(107,066)		(2,589,838)
Fair value adjustment		(7,178,805)		7,928,778
Adjusted net income (loss)		39,914,164		11,507,564		(645,156)
Share of income (loss) from Joint Venture	[3]	19,591,697		5,753,782		(322,578)
Share of income (loss) from joint venture net of fair value adjustment		$ 15,040,401		$ (2,603,134)		$ (322,578)

[1]	includes cash and cash equivalents
[2]	includes $1,885,636 of amortization expense (December 31, 2018 - $275,589)
[3]	During the year ended December 31, 2019, the Company's share of income from the Joint Venture was 50% up until November 18, 2019. Subsequently, the Company's share of ownership dropped to 46.47%.